Business Segment and Geographic Information - Revenue and Long-lived Assets by Geographic Region (Details) - Tradeweb Markets LLC - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Successor
Business Segment and Geographic Information
Gross revenues	$ 178,637,000
Net revenue	178,637,000
Long-lived assets	4,284,355,000
Successor | U.S.
Business Segment and Geographic Information
Gross revenues	115,907,000
Long-lived assets	4,276,568,000
Successor | International
Business Segment and Geographic Information
Gross revenues	62,730,000
Long-lived assets	$ 7,787,000
Predecessor
Business Segment and Geographic Information
Gross revenues		$ 505,771,000	$ 562,968,000	$ 518,404,000
Contingent consideration to related parties		(26,830,000)	(58,520,000)	(26,224,000)
Net revenue		478,941,000	504,448,000	492,180,000
Long-lived assets			853,586,000
Predecessor | U.S.
Business Segment and Geographic Information
Gross revenues		324,304,000	385,176,000	365,308,000
Long-lived assets			845,599,000
Predecessor | International
Business Segment and Geographic Information
Gross revenues		$ 181,467,000	177,792,000	$ 153,096,000
Long-lived assets			$ 7,987,000